Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 540,217	$ 306,109	$ 546,527	$ 828,837	$ 799,697	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Trade receivables from sales of cobalt	0		3,975
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	540,217		546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Trade receivables from sales of cobalt	0		3,975
Refundable deposit - 777 PMPA	9,063		8,717
Other accounts receivables	951		743
Maximum exposure to credit risk related to financial assets	$ 558,934		$ 565,322